Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation by pursuing long-term positive returns independent of market cycles.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 14 of the Prospectus and on page 75 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses (estimated for the current fiscal year)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 17 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Adviser will typically use a variety of derivative instruments, including futures and forward contracts, to achieve long and short exposures to the returns of global developed and emerging market equity and fixed-income securities, indices, currencies and commodities. Emerging markets are economies that that the Adviser believes are not generally recognized to be fully developed markets, as measured by gross national income, financial market infrastructure, market capitalization and/or other factors. The Adviser intends to pursue a global macro investment strategy. In general, the term "global macro" refers to a set of investment strategies based upon the analysis and forecast of monetary, political, or other macroeconomic conditions throughout the world. The Adviser will have great flexibility to allocate the Fund's exposure among various securities, indices, currencies, commodities and other instruments; the amount of the Fund's assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. The Fund may also invest in exchange-traded funds ("ETFs") to achieve certain investment exposures. The Fund may have both "short" and "long" exposures within an asset class. A "short" exposure will benefit when the underlying asset decreases in price. A "long" exposure will benefit when the underlying asset increases in price.

The Fund employs an absolute-return oriented investment strategy, which seeks positive returns over time independent of a market index or benchmark (e.g., the S&P 500®). Relative-return strategies, by contrast, seek to outperform a designated market index or benchmark. The Fund may outperform the overall securities market during periods of negative market performance and may underperform during periods of strong market performance.

The Adviser employs a diverse set of proprietary models to identify potential market inefficiencies and investment opportunities across global equity, fixed-income, currency and commodity markets. These models, based on macroeconomic principles such as interest rate trends, global demand for assets, governmental fiscal and monetary policies and other fundamental and systemic factors, have been developed over a number of years and diverse market cycles. The Adviser uses an adaptive portfolio construction process to weight component markets and models within the Fund's portfolio in response to different market environments and regimes. The Adviser believes that the use of these models, combined with active risk management, may allow the Fund to earn a positive expected return over time.

The Adviser will use futures and currency forward positions to manage the annualized volatility of the Fund's overall portfolio. The Adviser currently targets an annualized volatility level of 7.5% or less (as measured by the standard deviation of the Fund's returns). The Fund's actual or realized volatility during certain periods or over time may significantly exceed its target volatility for various reasons, including changes in market levels of volatility and investments in instruments that are inherently volatile. This would increase the risk of investing in the Fund.

Under normal market conditions, it is expected that the Adviser will dedicate up to 25% of the Fund's total assets to initial and variation margin payments relating to the Fund's derivative transactions. The gross notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's total assets, and may significantly exceed the total value of the Fund's assets.

The Fund expects that, under normal market conditions, it will invest at least 50% of its total assets in money market and other short-term, high-quality securities (the "Money Market Portion") managed by Reich & Tang Asset Management, LLC ("Reich & Tang" or the "Subadviser"). The Fund may invest less than this percentage in the Money Market Portion and the Adviser will determine the percentage of the Fund's assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund's investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a "money market" fund and the value of the Money Market Portion as well as the value of the Fund's shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value. The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit, repurchase agreements and time deposits) of issuers in that industry.

Reich & Tang will only invest the assets of the Money Market Portion in high-quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security's maturity and rating. Reich & Tang will invest primarily in: (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities; (ii) securities issued by foreign governments, their political subdivisions, agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodities and commodity-related derivatives by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, it is expected that no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Allocation Risk: This is the risk that the Adviser's judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund's performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure.

Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.

Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.

Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments and may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including futures and forward contracts) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to commodities markets, securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund's use of derivatives, such as futures, forward contracts, and other foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund. There is a risk that the Adviser's use of derivatives, such as futures and forward contracts, to manage the Fund's volatility may be ineffective or may exacerbate losses, for example, if the derivative or the underlying assets decrease in value over time.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. A period of rising interest rates could negatively impact the performance of the Fund.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies in which it invests in addition to its own expenses. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.

Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk: Use of derivative instruments may involve leverage. Taking short positions in securities may also result in a form of leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from transacting in these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses.

Market Risk: The market value of a security or portfolio will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Adviser will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.

Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV.

Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment such as a stock, bond or exchange-traded fund, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover a short position will be available for purchase.

U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.

Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new and has not yet commenced operations as of the date of this Prospectus, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	4.85%
Acquired fund fees and expenses (estimated for the current fiscal year)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.37%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.65%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	740
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,795
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	4.85%
Acquired fund fees and expenses (estimated for the current fiscal year)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.12%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.65%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	350
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,505
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	250
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,505
Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	4.85%
Acquired fund fees and expenses (estimated for the current fiscal year)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.12%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.65%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,223

[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
[2]	AlphaSimplex Group, LLC ("AlphaSimplex" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.70%, 2.45% and 1.45% of the Fund's average daily net assets for Class A, Class C and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational expenses and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.70%, 2.45% and 1.45% of the Fund's average daily net assets for Class A, Class C and Class Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.